Share Capital - Additional information (Details) £ / shares in Units, £ in Thousands			12 Months Ended
	Jun. 27, 2022 GBP (£) shares	Aug. 26, 2021 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) vote shares £ / shares	Dec. 31, 2021 GBP (£) £ / shares shares	Aug. 25, 2021 GBP (£)	Aug. 12, 2021 £ / shares shares	Aug. 10, 2021 GBP (£) £ / shares shares	Jun. 29, 2021 GBP (£) £ / shares shares
Disclosure of classes of share capital [line items]
Cancellation of deferred shares (in shares)			324,121
Exercise of share-based payment awards (in shares)			2,077,018
Number of shares issued (in shares)			122,963,545	121,210,648
Par value per share (GBP per share) | £ / shares		£ 2.00
Merger reserve | £		£ 217,380					£ 217,380
Price per share cancelled (GBP per share) | £ / shares		£ 1.84
Share capital | £		£ 50	£ 61	£ 60	£ 630
Share premium | £			£ 364,603	£ 364,579
Exscientia AI Limited
Disclosure of classes of share capital [line items]
Share premium | £								£ 272,224
Retained earnings/ (accumulated losses)
Disclosure of classes of share capital [line items]
Increase to retained earnings for cancellation of share price | £		£ 580
Ordinary shares
Disclosure of classes of share capital [line items]
Cancellation of deferred shares (in shares)			0
Exercise of share-based payment awards (in shares)			2,077,018
Voting rights, per share owned | vote			1
Number of shares issued (in shares)			122,963,545	120,886,527
Par value per share (GBP per share) | £ / shares			£ 0.0005	£ 0.0005
Number of shares issued and fully paid (in shares)			122,963,545	120,886,527
Deferred Shares
Disclosure of classes of share capital [line items]
Cancellation of deferred shares (in shares)	324,121		324,121
Payments to acquire or redeem entity's shares | £	£ 1,000
Exercise of share-based payment awards (in shares)			0
Voting rights, per share owned | vote			0
Number of shares issued (in shares)			0	324,121
Par value per share (GBP per share) | £ / shares			£ 0.01	£ 0.01
Number of shares issued and fully paid (in shares)			0	324,121
Ordinary Shares, Class A
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							77,699	1
Par value per share (GBP per share) | £ / shares		£ 0.16				£ 2.00	£ 2.00	£ 2.00
Number of shares issued and fully paid (in shares)						108,690,325
Share converted (in shares)		(77,700)
Ordinary Shares, Class B
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							4,848
Par value per share (GBP per share) | £ / shares		£ 0.16					£ 2.00
Share converted (in shares)		(4,848)
Series A Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							30,255
Par value per share (GBP per share) | £ / shares		£ 0.16					£ 2.00
Share converted (in shares)		(30,255)
Series B Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							29,408
Par value per share (GBP per share) | £ / shares		£ 0.16					£ 2.00
Share converted (in shares)		(29,408)
Series C Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							57,295
Par value per share (GBP per share) | £ / shares		£ 0.16					£ 2.00
Share converted (in shares)		(57,295)
Series C1 Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							17,132
Par value per share (GBP per share) | £ / shares		£ 0.16					£ 2.00
Share converted (in shares)		(17,132)
Junior Series C Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							10,123
Par value per share (GBP per share) | £ / shares		£ 0.16					£ 2.00
Share converted (in shares)		(10,123)
Series D1 Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							88,634
Par value per share (GBP per share) | £ / shares		£ 0.16					£ 2.00
Share converted (in shares)		(88,634)